Investments in Securities - Schedule of Investments in Securities Using Predominantly Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	$ 5,952
Investments in securities, at beginning of period	7,222	$ 5,952
At Fair Value Measured Using Predominantly Unobservable Inputs [Member]
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	1,233
Investments in securities, at beginning of period	1,268	1,233
At Fair Value Measured Using Predominantly Unobservable Inputs [Member] | Level 3 of Fair Value Hierarchy [Member]
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	1,233	1,625
Losses recognised in other comprehensive income/(loss)	(108)	(333)
Other movements	143	(59)
Investments in securities, at beginning of period	$ 1,268	$ 1,233